Property, Plant and Equipment and Capital Long-Term Prepayments	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment and Capital Long-Term Prepayments
Property, Plant and Equipment and Capital Long-Term Prepayments

5.Property, Plant and Equipment and Capital Long-Term Prepayments

	Property,
	Plant and	Construction in	Right-of-
Cost	Equipment	Progress	use Assets	Total
January 1, 2021	$4,876	$—	$—	$4,876
Additions during the year	557	5,015	—	5,572
Balance December 31, 2021	$5,433	$5,015	$—	$10,448
Additions during the year	556	57,085	301	57,942
Transfers from capital long-term prepayments	—	13,948	—	13,948
Balance December 31, 2022	$5,989	$76,048	$301	$82,338
Additions during the year	—	16,942	—	16,942
Transfers from capital long-term prepayments	—	3,968	—	3,968
Impairment	—	(51,884)	—	(51,884)
Balance December 31, 2023	$5,989	$45,074	$301	$51,364

	Property,
	Plant and	Construction	Right-of-
Accumulated Depreciation	Equipment	in Progress	use Assets	Total
January 1, 2021	$—	$—	$—	$—
Change for the year	2	—	—	2
January 1, 2022	$2	$—	$—	$2
Change for the year	8	—	40	48
Balance December 31, 2022	$10	$—	$40	$50
Change for the year	—	—	56	56
Balance December 31, 2023	$10	$—	$96	$106

Net Book Value
Balance December 31, 2021	$5,431	$5,015	$—	$10,446
Balance December 31, 2022	$5,979	$76,048	$261	$82,288
Balance December 31, 2023	$5,979	$45,074	$205	$51,258

Most of the Company’s property, plant, and equipment assets relate to the Refinery located near Temiskaming Shores, Ontario, Canada. The carrying value of property, plant, and equipment is $51,258 (December 31, 2022 - $82,288  and December 31, 2021 - $10,446), all of which is pledged as security for the 2028 Notes (Note 13).

During the year ended December 31, 2023, an impairment charge was recognized on the Refinery in Ontario. On October 23, 2023, the Company released updated economics and capital spending estimates leading to the impairment charge. The impairment loss of $49,743 was determined based on the recoverable amount of the Refinery CGU that was based on value in use, assuming that commercial production will commence in 2026, and applying a discount rate of 20%. The recoverable amount of the Refinery CGU was determined as $44,899. In addition, costs of $2,141 related to the black mass program were included in the impairment charge.

Capitalized development costs for the year ended December 31, 2023 totaled $14,801 (December 31, 2022 - $64,080) of which capitalized borrowing costs were $2,781 (December 31, 2022 - $6,954).

No depreciation has been recorded for the Refinery in the current year (December 31, 2022 and 2021 - $Nil) as the asset is not yet in service. The minor depreciation relates to mobile assets in use at Iron Creek.

Right-of-use asset relate to office lease which the Company entered into during 2022. Refer to Note 14.

Capital long-term
prepayments
January 1, 2021	$—
Additions during the year	6,631
January 1, 2022	$6,631
Additions during the year	10,404
Transfers to property, plant and equipment	(13,948)
Balance December 31,2022	$3,087
Additions during the year	881
Transfers to property, plant and equipment	(3,968)
Balance December 31,2023	$—

Capital long-term prepayments relate to payments for long-term capital contracts made for Refinery equipment purchases that have not yet been received by the Company as of December 31, 2023, all of which are pledged as security for the 2028 Notes (Note 13). The prepayments mainly relate to milestone payments to vendors for the cobalt crystallizer and the solvent extraction equipment being manufactured for the Refinery.